Condensed Statements of Cash Flows - USD ($)	6 Months Ended			12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Dec. 31, 2023		Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ 764,153	$ 1,720,167		$ 3,147,500		$ (1,111,964)
Adjustments to reconcile net loss to net cash provided by operating activities:
Interest earned on securities held in Trust Account	(1,660,225)	(2,849,933)		(5,175,207)		(2,932,192)
Changes in operating assets and liabilities:
Prepaid insurance		94,553		94,553		509,554
Accrued expenses	473,046	639,795		1,190,376		2,711,299
Accrued expenses – related party	72,000	60,767		189,820		66,587
Net cash used in operating activities	(351,026)	(334,651)		(552,958)		(756,716)
Cash flows from investing activities:
Cash withdrawn from Trust Account in connection with redemption	30,285,815	109,309,854		133,124,975
Decrease in short-term investments	(560,000)	(1,450,000)		(2,540,000)		(2,999,982)
Net cash used in investing activities	29,725,815	107,859,854		130,584,975		(2,999,982)
Cash flows from financing activities:
Redemption of Class A ordinary shares	(30,285,815)	(109,309,854)		(133,124,975)
Contribution for extension	560,000	1,450,000		2,540,000		2,999,982
Proceeds from working capital loan- related party	316,297	75,000		325,000
Net cash generated from/(used in) financing activities	(29,409,518)	(107,784,854)		(130,259,975)		2,999,982
Net decrease in cash and cash equivalents	(34,729)	(259,651)		(227,958)		(756,716)
Cash and cash equivalents, restricted cash and escrow money receivable at beginning of the period	43,509	271,467		271,467		1,028,183
Cash and cash equivalents, restricted cash and escrow money receivable at end of the period	8,780	11,816		43,509		271,467
Non-cash investing and financing activities:
Accretion of Class A ordinary shares to redemption value	1,660,225	2,849,933		7,715,207		5,934,098
Seamless Group Inc [Member]
Cash flows from operating activities:
Net loss	(6,239,266)	(6,631,985)		(14,417,786)		(15,725,713)	[1]
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization of discount on convertible bonds		565,174		807,860		3,438,950	[1]
Depreciation of equipment and software	286,666	318,356		607,138		701,262	[1]
Depreciation of right-of-use assets	84,081	89,171		183,198		170,443	[1]
Amortization of intangible assets	1,562,746	1,587,990		3,200,843		3,525,388	[1]
Step acquisition of a subsidiary						(2,129,515)	[1]
Disposal of subsidiaries	27,798
Goodwill impairment	1,657
Deferred income taxes	69,991			494,737		113,782	[1]
Gain on disposal of fixed assets				(36,519)			[1]
Unrealized foreign exchange gain	(371,444)	103,128		(65,981)		543,277	[1]
Changes in operating assets and liabilities:
Accounts receivable	112,221	376,395		605,202		255,732	[1]
Prepayments to remittance agents				(45,631)			[1]
Amounts due to immediate holding company				(391,432)			[1]
Amounts due from related parties				(5,348,525)		(3,418,880)	[1]
Prepayments, receivables and other assets	11,196,085	6,913,101		2,502,972		(5,796,690)	[1]
Escrow money payable	171,726	(45,462)		80,006		94,918	[1]
Client money payable	(162,581)	(799,647)		(1,593,194)		544,998	[1]
Accounts payable, accruals and other payables	15,430,926	13,886,723		4,827,110		12,249,700	[1]
Amounts due to related parties	4,732,315	4,324,185		3,149,825		38,769,225	[1]
Interest payable on convertible bonds	1,905,472	1,909,650
Lease liabilities				(192,097)		(155,561)	[1]
Net cash used in operating activities	(2,053,459)	(5,176,667)		(15,286,494)		8,681,916	[1]
Cash flows from investing activities:
Purchases of property, plant and equipment	(199,097)			(291,856)		(532,332)	[1]
Proceed received from disposal of property, plant and equipment				36,679			[1]
Decrease in short-term investments				1,700,000			[1]
Acquisition of a subsidiary						(200,000)	[1]
Decrease in short-term investments	(23)	(97,310)
Net cash used in investing activities	(199,120)	(97,310)		1,444,823		(732,332)	[1]
Cash flows from financing activities:
Dividend paid						(1,912,014)	[1]
Increase in bank overdrafts		241,426				(27,861)	[1]
Proceeds from borrowings	639,430	1,249,822		1,251,752		1,481,263	[1]
Repayment of borrowings	(220,739)	(1,417,797)		(2,212,067)		(2,242,961)	[1]
Proceeds from receivable factoring	1,094,878	1,118,879		2,210,415		3,230,844	[1]
Repayment of receivable factoring	(1,183,530)	(1,440,890)		(2,447,748)		(2,796,291)	[1]
Repayment of convertible bonds						(3,500,000)	[1]
Payment of principal elements of lease liabilities	(87,526)	(84,448)				(61,048)
Payment of interest elements of lease liabilities	(4,824)	(13,921)
Net cash generated from/(used in) financing activities	237,689	(346,929)		(1,197,648)		(5,767,020)	[1]
Net decrease in cash and cash equivalents	(2,014,890)	(5,620,906)		(15,039,319)		2,182,564	[1]
Cash and cash equivalents, restricted cash and escrow money receivable at beginning of the period	58,960,384	73,999,703	[1]	73,999,703	[1]	71,817,139	[1]
Cash and cash equivalents, restricted cash and escrow money receivable at end of the period	$ 56,945,494	$ 68,378,797		58,960,384		73,999,703	[1]
Supplemental disclosure of cash flow information:
Income taxes received/(paid)				761,333		(1,203,790)	[1]
Interest paid				$ (1,819,174)		$ (1,351,939)	[1]

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 – Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.